PRIVATE PLACEMENT	1 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Private Placement [Abstract]
PRIVATE PLACEMENT

4—PRIVATE PLACEMENT

In connection with the Proposed Offering, the Sponsor has committed to purchase an aggregate of 555,000 Founders Units (or 622,500 Founders Units if the underwriters’ over-allotment option is exercised in full), at $10.00 per Placement Unit ($5,550,000 in the aggregate, or $6,225,000 in the aggregate if the over-allotment option is exercised in full) in a private placement that will occur simultaneously with the consummation of the Proposed

Offering. Each Placement Unit will consist of one share of Class A common stock (“Placement Share”), one right (“Placement Right”) and one-half of one warrant (each, a “Placement Warrant”) to purchase one share of Class A common stock at an exercise price of $11.50. The proceeds from the Founders Units will be added to the proceeds from the Proposed Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Founders Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Rights and Placement Warrants will expire worthless.

The Founders Units are identical to the Units to be sold in the Proposed Offering except that the Placement Warrants (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. In addition, the Founders Units and their component securities may not be transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions.

NOTE 4—PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor purchased an aggregate of 555,000 Placement Units at a price of $10.00 per Unit, (or an aggregate purchase price of $5,550,000). In addition, on April 18, 2017, the Company consummated the sale of an additional 67,500 Placement Units at a price of $10.00 per Unit, which were purchased by the Sponsor, generating gross proceeds of $675,000. Each Placement Unit consists of one share of Class A common stock (“Placement Share”), one right (“Placement Right”) and one-half of one warrant (each, a “Placement Warrant”) to purchase one share of the Class A common stock at an exercise price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Rights and Placement Warrants will expire worthless.

The Placement Units are identical to the Units sold in the Initial Public Offering except that the Placement Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. In addition, the Placement Units and their component securities may not be transferable, assignable or salable until 30 days after the consummation of a Business Combination, subject to certain limited exceptions.